UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/07

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Scott M. Kimball, CFA
Title:  		Associate
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Scott M. Kimball			Jacksonville Beach, FL    11 May 2007
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		127

Form 13F Information Table Value Total:	              $285,699  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105     1828 84934.000SH       Sole                84934.000
AT&T Corp.                     COM              001957109      303 7683.000 SH       Sole                 7683.000
Alliance Healthcard            COM              01860F103       39 21000.000SH       Sole                21000.000
Allied Capital Corp            COM                             516 17916.000SH       Sole                17916.000
Allstate Corp.                 COM              020002101     1229 20469.000SH       Sole                20469.000
Alltel Corp.                   COM              020039103     1942 31315.000SH       Sole                31050.000           265.000
Altria Group, Inc.             COM              718154107      428 4875.000 SH       Sole                 4875.000
American Electric Power        COM              025537101      839 17210.000SH       Sole                17210.000
American Express               COM              025816109      974 17267.795SH       Sole                17267.795
American International Group,  COM              026874107     2944 43791.001SH       Sole                43791.001
American Natl Ins Co.          COM              028591105     7481 58475.000SH       Sole                58275.000           200.000
Applebees International        COM              037899101     1586 64000.000SH       Sole                64000.000
BP plc (ADR)                   COM              055622104      788 12173.000SH       Sole                12173.000
Bank of America                COM              060505104     6458 126575.000SH      Sole               126575.000
Barrick Gold Corp              COM              067901108     3231 113165.000SH      Sole               113165.000
Baxter Intl. Inc.              COM              071813109      241 4570.000 SH       Sole                 4570.000
Becton Dickinson & Company     COM              075887109      482 6265.000 SH       Sole                 6265.000
Berkshire Hathaway Class B     COM              084670207     7393 2031.000 SH       Sole                 2021.000            10.000
Berkshire Hathaway Inc 1/100   COM                             327  300.000 SH       Sole                  300.000
Biotech Holders Trust          COM              09067D201     1346 7650.000 SH       Sole                 7550.000           100.000
Boeing                         COM              097023105     1773 19943.000SH       Sole                19943.000
Bristol Myers Squibb           COM              110122108     1064 38324.000SH       Sole                38324.000
C.R. Bard Inc                  COM              067383109      231 2900.000 SH       Sole                 2900.000
Cardero Resource Corp          COM                             764 270100.000SH      Sole               270100.000
Cascade Natural Gas            COM              147339105     1397 53032.000SH       Sole                53032.000
Caterpillar Inc Del Com        COM              149123101      526 7850.000 SH       Sole                 7850.000
Charles Schwab & Company       COM              808513105      382 20883.000SH       Sole                20883.000
Chevron Texaco                 COM              166764100      951 12863.000SH       Sole                12863.000
Cisco Sys Inc.                 COM              17275R102      202 7906.000 SH       Sole                 7906.000
Citigroup Inc.                 COM              172967101     3376 65764.869SH       Sole                65764.869
Coca Cola                      COM              191216100      260 5413.000 SH       Sole                 5413.000
Colgate Palmolive              COM              194162103      600 8980.000 SH       Sole                 8980.000
Commercial Bancshares Florida  COM              201607108     7580 155083.000SH      Sole               132239.000         22844.000
Commercial Net Realty          COM              202218103      624 25800.000SH       Sole                25800.000
Compass Bank                   COM              20449H109     2486 36129.000SH       Sole                36129.000
ConocoPhillips                 COM              20825C104     8976 131327.000SH      Sole               131327.000
Constellation Brands           COM              21036P108     1118 52800.000SH       Sole                52800.000
Duke Energy Corp.              COM              264399106     4804 236743.000SH      Sole               235743.000          1000.000
E I Dupont De Nemour           COM              263534109      393 7945.885 SH       Sole                 7945.885
EMC Corporation                COM              268648102     1102 79577.000SH       Sole                79577.000
Emerson Electric               COM              291011104     8020 186116.000SH      Sole               185516.000           600.000
Express Scripts, Inc           COM                             283 3500.000 SH       Sole                 3500.000
Exxon Mobil Corp               COM              302290101     5264 69770.000SH       Sole                69770.000
Florida Rock Industries        COM              341140101    21100 313566.000SH      Sole               313566.000
Flowers Foods, Inc.            COM              343496105      714 23679.000SH       Sole                23679.000
Fortune Brands                 COM              349631101      339 4300.000 SH       Sole                 4300.000
Fpl Group Inc                  COM              302571104      262 4280.000 SH       Sole                 4280.000
General Dynamics               COM              369550108     4204 55030.000SH       Sole                55030.000
General Electric               COM              369604103     7744 219012.833SH      Sole               218312.833           700.000
Genuine Parts                  COM              372460105     2626 53597.000SH       Sole                53597.000
H J Heinz                      COM              423074103     2277 48319.867SH       Sole                48319.867
HEICO Corp.                    COM                            1326 36352.000SH       Sole                36352.000
Harrah's Entertainment Inc.    COM              413619107      286 3391.000 SH       Sole                 3391.000
Hawaiian Electric Industries   COM              419870100     4644 178684.000SH      Sole               178684.000
Hilton Hotel Corporation       COM              432848109      447 12443.201SH       Sole                12443.201
Home Depot                     COM              437076102     3308 90038.013SH       Sole                90038.013
Intel Corporation              COM              458140100     1369 71550.933SH       Sole                71550.933
International Business Machine COM              459200101      760 8060.099 SH       Sole                 7760.099           300.000
J.P Morgan Chase & Co.         COM              46625H100      324 6706.000 SH       Sole                 6706.000
Johnson & Johnson              COM              478160104     9095 150926.670SH      Sole               150326.670           600.000
Johnson Controls               COM              478366107     5848 61800.000SH       Sole                61500.000           300.000
Lantronix Inc.                 COM                              17 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      959 30448.000SH       Sole                30448.000
Mcdonalds Corp.                COM              580135101      843 18721.021SH       Sole                18721.021
Merrill Lynch & Co.            COM              590188108     1029 12596.000SH       Sole                12596.000
Microsoft Corporation          COM              594918104     2747 98553.000SH       Sole                98053.000           500.000
Minnesota Mining Mfg           COM              604059105     4342 56815.000SH       Sole                56315.000           500.000
Motorola, Inc.                 COM              620076109      810 45817.497SH       Sole                45817.497
Nordstrom, Inc.                COM              655664100     3781 71422.008SH       Sole                71422.008
Occidental Petroleum           COM              674599105      254 5148.000 SH       Sole                 5148.000
Oracle Corporation             COM              68389X105      332 18300.000SH       Sole                18300.000
Panera Bread Company           COM                            2912 49300.000SH       Sole                49300.000
Patriot Transportation Holding COM              70337B102     3639 40614.000SH       Sole                40614.000
Pepco Holdings Inc.            COM              737679100      446 15362.000SH       Sole                15362.000
Pepsico Inc.                   COM              713448108     6856 107872.038SH      Sole               107872.038
Pfizer                         COM              717081103     3002 118827.469SH      Sole               118327.469           500.000
Piedmont Natural Gas Co.       COM              720186105     1030 39050.000SH       Sole                39050.000
Post Properties Inc.           COM              737464107      629 13750.000SH       Sole                13750.000
Procter & Gamble               COM              742718109     8099 128235.000SH      Sole               127635.000           600.000
Protective Life Corp.          COM              743674103      570 12940.000SH       Sole                12940.000
Raytheon Company               COM                             278 5300.000 SH       Sole                 5300.000
Regency Centers Corporation    COM              758939102     2065 24720.000SH       Sole                24720.000
Regions Financial Corp.        COM                            4627 130809.440SH      Sole               130411.440           398.000
Rinker Group Ltd               COM              76687m101     2109 28970.000SH       Sole                28970.000
Royal Dutch Petroleum          COM              780257804     2129 32111.000SH       Sole                32111.000
S&P 400 Midcap MDRS            COM                            1578 10207.000SH       Sole                10207.000
SAFECO Corporation             COM                            1748 26307.000SH       Sole                26307.000
Saul Centers Inc.              COM                             370 6500.000 SH       Sole                 6500.000
Sony Corporation               COM              835699307     1121 22205.000SH       Sole                22205.000
Southern Company               COM              842587107     5566 151859.000SH      Sole               150859.000          1000.000
Spectra Energy Corp.           COM                            3024 115109.000SH      Sole               114609.000           500.000
Starbucks Corporation          COM              855244109     6163 196525.000SH      Sole               195725.000           800.000
Stryker Corp Com               COM              863667101     1087 16383.000SH       Sole                16383.000
Sun Microsystems               COM              866810104       91 15200.000SH       Sole                15200.000
Suntrust Banks Inc.            COM              867914103      562 6771.000 SH       Sole                 6771.000
Sysco Corporation              COM              871829107      773 22846.992SH       Sole                22846.992
Target Inc.                    COM              87612E106     1837 31000.000SH       Sole                31000.000
The Goldman Sachs Group Inc    COM              38141G104     4137 20020.000SH       Sole                20020.000
Vanguard Index Small-Cap Growt COM                             488 7120.000 SH       Sole                 7120.000
Vanguard Index Small-Cap Value COM                             370 5100.000 SH       Sole                 5100.000
Vanguard Mid-Cap VIPERs        COM              922908629      914 12050.000SH       Sole                12050.000
Wachovia Corp.                 COM              929771103     5738 104238.330SH      Sole               104238.330
Wal-Mart Stores                COM              931142103      390 8300.000 SH       Sole                 8300.000
Walgreen Co                    COM              931422109      809 17640.000SH       Sole                17640.000
Wealth Minerals LTD F          COM                             362 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     7971 231520.000SH      Sole               231520.000
Weyerhaeuser Co.               COM              962166104     3866 51720.000SH       Sole                51720.000
Windstream Corp                COM                             435 29610.999SH       Sole                29337.999           273.000
Wyeth                          COM              983024100      276 5520.000 SH       Sole                 5520.000
Zimmer Holdings Inc.           COM              98956P102      809 9475.000 SH       Sole                 9475.000
ebank Financial Services Inc.  COM                              28 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     8860 116175.000SH      Sole               116175.000
T. Rowe Price Mid-Cap                           779556109      226 4070.466 SH       Sole                 4070.466
Vanguard Windsor                                922018106      226 12057.596SH       Sole                12057.596
Vanguard/Windsor Ii Fund                        922018205      203 5735.718 SH       Sole                 5735.718
Dodge and Cox Int'l Stock Fund                  256206103     5000 109057.657SH      Sole               109057.657
Citigroup VII 7.125%           PFD              17306n203     1490    58900 SH       Sole                    58900
Con Edison PFD 7.25%           PFD              209115203      264    10500 SH       Sole                    10500
Goldman Sachs Group Series B 6 PFD              38144x500     1555    59675 SH       Sole                    59675
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      455    18000 SH       Sole                    18000
JPM Chase Series S 6.625%      PFD              48123a207      697    27050 SH       Sole                    27050
Regency Centers Corp Pfd. 7.45 PFD              758849202      291    11500 SH       Sole                    11500
Rochester G&E 6.650%           PFD              711367794     2199    87000 SH       Sole                    87000
Entergy Corp 7.625% Conv Pfd D                  29364G202      208     3200 SH       Sole                     3200
Nicholas-Applegate Cnvrt & Inc                  65370F101      518    32065 SH       Sole                    32065
US Century Bank                                                100   100000 SH       Sole                   100000
Schwab S&P500 Index Fund                                       167 11315.72 SH       Sole                 11315.72
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